MERGER WITH VALLON - 10K	3 Months Ended
Mar. 31, 2024
Business Combination and Asset Acquisition [Abstract]
MERGER WITH VALLON	MERGER WITH VALLON
On April 21, 2023, pursuant to the Merger Agreement, Merger Sub was merged with and into Private GRI, with Private GRI surviving the Merger as a wholly owned subsidiary of the Company. In connection with the Closing, the Company amended its certificate of incorporation and bylaws to change its name from “Vallon Pharmaceuticals, Inc.” to “GRI Bio, Inc.”
At the Effective Time:
(1)Each share of GRI Operations Common Stock (GRI Operations Common Stock) outstanding immediately prior to the Effective Time, including any shares of GRI Operations Common Stock issued pursuant to the Equity Financing (as defined below) automatically converted solely into the right to receive a number of shares of the Company’s common stock equal to 0.0374 (the Exchange Ratio).
(2)Each option to purchase shares of GRI Operations Common Stock (each, a GRI Operations Option) outstanding and unexercised immediately prior to the Effective Time under the (the GRI Operations Plan, whether or not vested, converted into and became an option to purchase shares of Common Stock, and the Company assumed the GRI Operations Plan and each such GRI Operations Option in accordance with the terms of the GRI Operations Plan (the Assumed Options). The number of shares of Common Stock subject to each Assumed Option was determined by multiplying (i) the number of shares of GRI Operations Common Stock that were subject to such GRI Operations Option, as in effect immediately prior to the Effective Time, by (ii) the Exchange Ratio, and rounding the resulting number down to the nearest whole number of shares of Common Stock. The per share exercise price for the Common Stock issuable upon exercise of each Assumed Option was determined by dividing (A) the per share exercise price of such Assumed Option, as in effect immediately prior to the Effective Time, by (B) the Exchange Ratio and rounding the resulting per share exercise price up to the nearest whole cent. Any restriction on the exercise of any Assumed Option continued in full force and effect and the term, exercisability, vesting schedule and any other provisions of such Assumed Option otherwise remained unchanged.
(3)Each warrant to purchase shares of GRI Operations Common Stock (the GRI Operations Warrants) outstanding immediately prior to the Effective Time was assumed by the Company and converted into a warrant to purchase Common Stock (the Assumed Warrants) and thereafter (i) each Assumed Warrant became exercisable solely for shares of Common Stock; (ii) the number of shares of Common Stock subject to each Assumed Warrant was determined by multiplying (A) the number of shares of GRI Operations Common Stock that were subject to such GRI Operations Warrant, as in effect immediately prior to the Effective Time, by (B) the Exchange Ratio, and rounding the resulting number down to the nearest whole number of shares of Common Stock; (iii) the per share exercise price for the Common Stock issuable upon exercise of each Assumed Warrant was determined by dividing (A) the exercise price per share of the GRI Operations Common Stock subject to such GRI Operations Warrant, as in effect immediately prior to the Effective Time, by (B) the Exchange Ratio, and rounding the resulting exercise price up to the nearest whole cent.
(4)The Bridge Warrants (Note 9) were exchanged for warrants (the Exchange Warrants) to purchase an aggregate of 4,632 shares of the Company’s common stock. The Exchange Warrants contain substantively similar terms to the Bridge Warrants, and have an initial exercise price equal to $1,340.43 per share. The Exchange warrants have been fully exercised on a cashless basis.
(5)All rights with respect to GRI Operations restricted stock awards were assumed by the Company and converted into Company restricted stock awards with the number of shares subject to each restricted stock award multiplied by the Exchange Ratio and rounding the resulting number down to the nearest whole number of shares of the Company’s common stock. The term, exercisability, vesting schedule and other provisions of the GRI Operations restricted stock awards otherwise remained unchanged.
The Merger is accounted for as a reverse recapitalization under GAAP because the primary assets of Vallon were cash and cash equivalents. For accounting purposes, GRI Operations has been determined to be the accounting acquirer based upon the terms of the Merger and other factors including: (i) the equity holders of GRI Operations immediately prior to the Merger owned, or held rights to acquire, in the aggregate approximately 85% of the outstanding shares of the Company’s common stock and the Company’s stockholders immediately prior to the Merger owned approximately 15% of the outstanding shares of the Company’s common stock (ii) GRI Operations holds the majority (4 out of 5) of board seats of the combined company, and (iii) GRI Operations management holds the majority of key positions in the management of the combined company. Immediately after the Merger, there were 32,487 shares of the Company’s common stock outstanding.
The following table shows the net liabilities assumed in the Merger:

April 21, 2023
Cash and cash equivalents	$941
Prepaid and other assets	310
Accounts payable and accrued expenses	(4,190)
Total net liabilities assumed	(2,939)
Plus: Transaction costs	(2,984)
Total net liabilities assumed plus transaction costs	$(5,923)
In addition to the transaction costs noted above, at the Effective Time, 335 shares of the Common Stock were issued to GRI Operations’ financial advisor for services related to the Merger.
MERGER WITH VALLON
On April 21, 2023, pursuant to the Merger Agreement, Merger Sub was merged with and into GRI Operations, with GRI Operations surviving the Merger as a wholly owned subsidiary of the Company. In connection with the Closing, the Company amended its certificate of incorporation and bylaws to change its name from “Vallon Pharmaceuticals, Inc.” to “GRI Bio, Inc.”
At the Effective Time:
(1)Each share of GRI Operations Common Stock outstanding immediately prior to the Effective Time, including any shares of GRI Operations Common Stock issued pursuant to the Equity SPA automatically converted solely into the right to receive a number of shares of the Company’s Common Stock equal to 0.0374 (the Exchange Ratio).
(2)Each option to purchase shares of GRI Operations Common Stock (each, a GRI Operations Option) outstanding and unexercised immediately prior to the Effective Time under the GRI Bio, Inc. 2015 Equity Incentive Plan, as amended (the GRI Operations Plan), whether or not vested, converted into and became an option to purchase shares of the Company’s Common Stock, and the Company assumed the GRI Operations Plan and each such GRI Operations Option in accordance with the terms of the GRI Operations Plan (the Assumed Options). The number of shares of Common Stock subject to each Assumed Option was determined by multiplying (i) the number of shares of GRI Operations Common Stock that were subject to such GRI Operations Option, as in effect immediately prior to the Effective Time, by (ii) the Exchange Ratio, and rounding the resulting number down to the nearest whole number of shares of Common Stock. The per share exercise price for the Common Stock issuable upon exercise of each Assumed Option was determined by dividing (A) the per share exercise price of such Assumed Option, as in effect immediately prior to the Effective Time, by (B) the Exchange Ratio and rounding the resulting per share exercise price up to the nearest whole cent. Any restriction on the exercise of any Assumed Option continued in full force and effect and the term, exercisability, vesting schedule, and any other provisions of such Assumed Option otherwise remained unchanged.
(3)Each warrant to purchase shares of GRI Operations Common Stock (the GRI Operations Warrants) outstanding immediately prior to the Effective Time was assumed by the Company and converted into a warrant to purchase shares of Common Stock (the Assumed Warrants) and thereafter (i) each Assumed Warrant became exercisable solely for shares of the Common Stock; (ii) the number of shares of Common Stock subject to each Assumed Warrant was determined by multiplying (A) the number of shares of GRI Operations Common Stock that were subject to such GRI Operations Warrant, as in effect immediately prior to the Effective Time, by (B) the Exchange Ratio, and rounding the resulting number down to the nearest whole number of shares of Common Stock; (iii) the per share exercise price for shares of Common Stock issuable upon exercise of each Assumed Warrant was determined by dividing (A) the exercise price per share of GRI Operations Common Stock subject to such GRI Operations Warrant, as in effect immediately prior to the Effective Time, by (B) the Exchange Ratio, and rounding the resulting exercise price up to the nearest whole cent.
(4)The Bridge Warrants (Note 8) were exchanged for warrants (the Exchange Warrants) to purchase an aggregate of 4,632 shares of the Company’s Common Stock. The Exchange Warrants contain substantively similar terms to the Bridge Warrants, and have an initial exercise price equal to $1,340.43 per share.
(5)All rights with respect to GRI Operations restricted stock awards were assumed by the Company and converted into Company restricted stock awards with the number of shares subject to each restricted stock award multiplied by the Exchange Ratio and rounding the resulting number down to the nearest whole number of shares of the Company’s Common Stock. The term, exercisability, vesting schedule and other provisions of the GRI Operations restricted stock awards otherwise remained unchanged.
The Merger was accounted for as a reverse recapitalization under GAAP because the primary assets of Vallon were cash and cash equivalents. For accounting purposes, GRI Operations was determined to be the accounting acquirer based upon the terms of the Merger and other factors including: (i) the equity holders of GRI Operations immediately prior to the Merger owned, or held rights to acquire, in the aggregate approximately 85% of the outstanding shares of the Company’s Common Stock and the Company’s stockholders immediately prior to the Merger owned approximately 15% of the outstanding shares of the Company’s Common Stock (ii) GRI Operations holds the majority (4 out of 5) of board seats of the combined company, and (iii) GRI Operations’ management holds the majority of key positions in the management of the combined company. Immediately after the Merger, there were 32,487 shares of the Company’s Common Stock outstanding.
The following table shows the net liabilities assumed in the Merger:

April 21, 2023
Cash and cash equivalents	$941
Prepaid and other assets	310
Accounts payable and accrued expenses	(4,190)
Total net liabilities assumed	(2,939)
Plus: Transaction costs	(2,984)
Total net liabilities assumed plus transaction costs	$(5,923)
In addition to the transaction costs noted above, at the Effective Time, 335 shares of Common Stock were issued to GRI Operations’ financial advisor for services related to the Merger.